CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	[1]
Operating activities:
Net income	$ 841	$ 342	[2]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	538	540
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	478	430
Loss on disposal of assets	0	6
Loss on repurchase/early redemption of notes	0	56
Undistributed loss of unconsolidated subsidiaries	(4)	(22)
Other non-cash items	109	114
Changes in operating assets and liabilities:
Provisions	(85)	148
Deferred income taxes	7	(81)
Trade and financing receivables related to sales, net	448	28
Inventories, net	(848)	(596)
Trade payables	(35)	232
Other assets and liabilities	(253)	2
Net cash provided by operating activities	1,196	1,199
Investing activities:
Additions to retail receivables	(3,040)	(2,857)
Collections of retail receivables	3,029	3,104
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	3	11
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(293)	(278)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(959)	(1,196)
Other	265	(94)
Net cash used in investing activities	(995)	(1,310)
Financing activities:
Proceeds from long-term debt	11,298	11,096
Payments of long-term debt	(12,439)	(11,994)
Net increase (decrease) in other financial liabilities	219	(187)
Dividends paid	(240)	(166)
Other	(156)	(16)
Net cash used in financing activities	(1,318)	(1,267)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(262)	305
Increase (decrease) in cash and cash equivalents and restricted cash	(1,379)	(1,073)
Cash and cash equivalents and restricted cash, beginning of year	6,200	5,854
Cash and cash equivalents and restricted cash, end of period	$ 4,821	$ 4,781

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).